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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Willard L. Umphrey, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

Common Stock - 100.0%
	Shares	Value
BANKS - 2.3%
CoBiz Financial, Inc.	99,875	$474,406
F.N.B. Corporation	65,438	444,324
Pinnacle Financial Partners, Inc. (a)(b)	17,813	253,301
WestAmerica Bancorporation (b)	17,370	961,777
		2,133,808
BIOTECHNOLOGY - 1.0%
United Therapeutics Corporation (a)	17,549	923,955

CHEMICALS - 0.9%
LSB Industries, Inc. (a)(b)	62,397	879,798

COMMERCIAL SERVICES & SUPPLIES - 7.3%
Acacia Research Corporation (a)(b)	118,070	1,075,618
Clean Harbors, Inc. (a)	6,388	380,789
Coinstar, Inc. (a)	10,742	298,412
FTI Consulting, Inc. (a)	32,150	1,516,194
inVentiv Health, Inc. (a)	58,346	943,455
Kforce, Inc. (a)	70,084	876,050
Waste Connections, Inc. (a)	55,690	1,856,705
		6,947,223
COMMUNICATIONS EQUIPMENT - 5.0%
Atheros Communications, Inc. (a)	32,121	1,099,823
Comtech Telecommunications Corp. (a)(b)	24,830	870,292
NICE-Systems, Ltd. (a)(b)(c)	87,731	2,723,170
		4,693,285
CONSTRUCTION & ENGINEERING - 0.4%
Mastec, Inc. (a)(b)	32,126	401,575

CONTAINERS & PACKAGING - 2.8%
Silgan Holdings, Inc.	30,721	1,778,131
Sonoco Products Company (b)	29,832	872,586

		2,650,717
DIVERSIFIED FINANCIALS - 2.9%
Fifth Street Finance Corp.	76,117	817,497
First Cash Financial Services, Inc. (a)	13,055	289,690
optionsXpress Holdings, Inc. (a)	44,925	694,091
Tower Bancorp, Inc. (a)	32,876	751,217
TradeStation Group, Inc.	25,100	198,039
		2,750,534
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Hughes Communications, Inc. (a)	15,491	403,231

ELECTRIC UTILITIES - 1.0%
Ormat Technologies, Inc. (b)	25,055	948,081

ELECTRICAL EQUIPMENT - 1.7%
American Superconductor Corporation (a)(b)	17,881	731,333
Finisar Corporation (a)(b)	99,338	886,095
		1,617,428
ENERGY EQUIPMENT & SERVICES - 4.9%
Core Laboratories N.V. (b)	39,535	4,669,874

FOOD DRUG & RETAILING - 2.4%
United Natural Foods, Inc. (a)	85,578	2,288,356

FOOD PRODUCTS - 3.6%
Central Garden & Pet Company (a)	34,761	371,943
Dean Foods Company (c)	55,109	994,166
Diamond Foods, Inc.	54,043	1,920,688
Smart Balance, Inc. (a)	19,011	114,066
		3,400,863
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
Haemonetics Corporation (a)	12,372	682,316
NuVasive, Inc. (a)	12,931	413,533
Sirona Dental Systems, Inc. (a)	31,675	1,005,365
SXC Health Solutions, Corp. (a)	1,875	101,156
		2,202,370
HEALTH CARE PROVIDERS & SERVICES - 3.7%

BioScrip, Inc. (a)	5,838	48,806
Henry Schein, Inc. (a)	29,545	1,554,067
Select Medical Holdings Corporation (a)	62,630	665,130
Universal Health Services, Inc.,	41,308	1,259,894
		3,527,897
HOTELS, RESTAURANTS & LEISURE - 0.6%
California Pizza Kitchen, Inc. (a)	41,384	556,615

INSURANCE - 0.8%
Aspen Insurance Holdings Limited	28,308	720,439

INTERNET & CATALOG RETAIL - 1.3%
NutriSystem, Inc.	40,834	1,272,796

INTERNET SOFTWARE & SERVICES - 3.3%
3PAR, Inc. (a)(b)	44,584	528,320
Athenahealth, Inc. (a)(b)	25,446	1,151,177
Blue Coat Systems, Inc. (a)	17,060	486,892
Internet Capital Group, Inc. (a)	150,489	1,000,752
		3,167,141
IT CONSULTING & SERVICES - 3.2%
Alliance Data Systems Corporation (a)(b)	47,451	3,064,860

MACHINERY - 2.7%
Gardner Denver, Inc. (a)	29,857	1,270,415
Harsco Corporation	38,790	1,250,202
		2,520,617
MEDIA - 6.0%
Regal Entertainment Group	310,594	4,484,977
TiVo, Inc. (a)	120,169	1,223,320
		5,708,297
METALS & MINING - 4.6%
Compass Minerals International, Inc. (b)	63,931	4,295,524

OIL & GAS - 2.4%
Aegean Marine Petroleum Network, Inc. (a)	37,819	1,039,266
Natural Gas Services Group, Inc. (a)(b)	40,699	767,176

Sandridge Energy, Inc. (a)	44,125	416,099
		2,222,541
PERSONAL PRODUCTS - 1.3%
NBTY, Inc. (a)(b)	27,827	1,211,588

PHARMACEUTICALS - 0.5%
Targacept, Inc. (a)	22,367	467,918

REAL ESTATE - 11.3%
AMB Property Corporation	27,307	697,694
Entertainment Properties Trust	124,718	4,398,804
Hersha Hospitality Trust	462,868	1,453,405
Ventas, Inc. (b)	96,150	4,205,601
		10,755,504
ROAD & RAIL - 0.1%
RailAmerica, Inc. (a)	10,353	126,307

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.1%
Entegris, Inc. (a)	205,928	1,087,300
Kulicke & Soffa Industries, Inc. (a)	168,110	906,113
		1,993,413
SOFTWARE - 4.8%
Blackboard, Inc. (a)	58,711	2,664,892
Eclipsys Corporation (a)	16,024	296,764
SuccessFactors, Inc. (a)(b)	15,908	263,755
Ulticom, Inc. (a)(b)	38,207	366,978
Verint Systems Inc. (a)(b)	47,771	919,592
		4,511,981
SPECIAL RETAIL - 1.1%
Zumiez, Inc. (a)	80,652	1,025,893

TEXTILES & APPAREL - 5.3%
GUESS?, Inc. (b)	91,664	3,877,387
Phillips-Van Heusen Corporation	19,294	784,880
True Religion Apparel, Inc.	19,826	366,583
		5,028,850
WIRELESS TELECOMMUNICATION SERVICES - 6.0%

Crown Castle International Corporation (a)(b)	30,910	1,206,726
SBA Communications Corporation (a)(b)	131,985	4,508,608
		5,715,334

TOTAL COMMON STOCK		94,804,613
(Cost $84,315,971)

SHORT TERM INVESTMENTS - 0.2%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.005%, 01/04/10, (Dated 12/31/09), Collateralized by $185,000 par
U.S. Treasury Bill--zero coupon due 07/01/10,
Market Value $184,815, Repurchase Proceeds $181,000
(Cost $181,000)	$181,000	$181,000

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.2%		94,985,613
(Cost $84,496,971)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 28.6%

Money Market - 28.6%
JP Morgan Prime Money Market Fund - Inst.	27,075,090	27,075,090
(Cost $27,075,090)

TOTAL INVESTMENTS - 128.8% (d)		122,060,703
(Cost $111,572,061)
OTHER ASSETS & LIABILITIES (NET) - (28.8%)		(27,308,267)
NET ASSETS - 100%		$94,752,436

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Small Cap Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2009 in valuing the Small Cap Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$94,804,613	$ --	$ --
Level 2	5,148,334	--	--
Level 3	--	--	--
Total	$99,952,947	$ --	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 06/30/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT LONG / SHORT FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

Common Stock - 99.0%

Long Positions - 128.8%
	Shares	Value
AEROSPACE & DEFENSE - 1.6%
General Dynamics Corporation	12,778	$871,076

AIRLINES - 2.0%
Southwest Airlines Co. (b)	95,532	1,091,931

AUTOMOBILES - 3.2%
Autoliv, Inc. (b)	4,306	186,708
Ford Motor Company (a) (b)	150,392	1,503,920
		1,690,628
BANKS - 3.5%
Bank of America Corporation (b)	1,245	18,750
Hudson City Bancorp, Inc. (b)	11,977	164,444
M&T Bank Corporation (b)	4,673	312,577
New York Community Bancorp, Inc. (b)	10,134	147,044
The PNC Financial Services Group, Inc. (b)	561	29,615
U.S. Bancorp (b)	54,864	1,234,989
		1,907,419
BEVERAGES - 0.1%
The Pepsi Bottling Group, Inc.	814	30,525

BIOTECHNOLOGY - 0.4%
Gilead Sciences, Inc. (a) (b)	4,668	202,031

BUILDING PRODUCTS - 0.4%
Crane Co. (b)	7,363	225,455

CHEMICALS - 3.1%
Cabot Corporation (b)	289	7,581
CF Industries Holdings, Inc.	289	26,235
Eastman Chemical Company (b)	3,283	197,768
Huntsman Corporation (b)	127,482	1,439,272

		1,670,856
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Career Education Corporation (a) (b)	16,779	391,118

COMMUNICATIONS EQUIPMENT - 5.8%
Corning Incorporated (b)	126,967	2,451,733
Motorola, Inc. (b)	85,827	666,017
		3,117,750
COMPUTERS & PERIPHERALS - 6.3%
Dell, Inc. (a) (b)	7,070	101,525
International Business Machines (b)	25,263	3,306,927
		3,408,452
CONSTRUCTION ENGINEERING - 2.2%
Fluor Corporation	25,683	1,156,762

DIVERSIFIED FINANCIAL SERVICES - 15.2%
American Express Company (b)	62,660	2,538,983
BlackRock, Inc. (b)	4,090	949,698
Discover Financial Services (b)	98,313	1,446,184
Moody's Corporation (b)	30,187	809,012
T. Rowe Price Group, Inc. (b)	46,048	2,452,056
		8,195,933
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%
AT&T Corporation (b)	26,412	740,328
Sprint Nextel Corporation (b)	250,272	915,996
		1,656,324
ELECTRIC UTILITIES - 2.4%
DTE Energy Company (b)	7,850	342,182
FirstEnergy Corp. (b)	16,481	765,542
Mirant Corporation (a) (b)	13,561	207,076
		1,314,800
ELECTRICAL EQUIPMENT - 0.3%
Hubbell Incorporated (b)	3,329	157,462
Thomas & Betts Corporation (a) (b)	677	24,230
		181,692
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%

Ingram Micro, Inc. (a) (b)	15,045	262,535
Jabil Circuit, Inc. (b)	8,356	145,144
Molex Incorporated (b)	2,303	49,630
Tech Data Corporation (a) (b)	19,049	888,826
		1,346,135
ENERGY EQUIPMENT & SERVICES - 0.2%
BJ Services Company (b)	1,691	31,453
Helmerich & Payne, Inc. (b)	882	35,174
Patterson-UTI Energy, Inc. (b)	2,546	39,081
		105,708
FOOD PRODUCTS - 2.3%
Sara Lee Corporation (b)	76,007	925,765
Tyson Foods, Inc. (b)	26,955	330,738
		1,256,503
FOOD STAPLES & DRUG RETAILING - 4.9%
SYSCO Corporation (b)	78,465	2,192,312
Walgreen Co. (b)	13,187	484,227
		2,676,539
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
IMS Health Incorporated	1,005	21,165
McKesson Corporation (b)	16,468	1,029,250
Medtronic, Inc. (b)	416	18,296
Stryker Corporation (b)	9,604	483,754
The Cooper Companies, Inc. (b)	1,368	52,148
Zimmer Holdings, Inc. (a) (b)	5,876	347,330
		1,951,943
HEALTH CARE PROVIDERS & SERVICES - 5.2%
Cardinal Health, Inc. (b)	74,295	2,395,271
Community Health Systems, Inc. (a) (b)	1,284	45,710
Coventry Health Care, Inc. (a) (b)	1,699	41,269
Tenet Healthcare Corporation (a) (b)	58,821	317,045
		2,799,295
HOTELS, RESTAURANTS & LEISURE - 1.0%
Las Vegas Sands Corp. (a) (b)	34,391	513,802

INDUSTRIAL CONGLOMERATES - 0.3%
KBR, Inc. (b)	7,094	134,786

INSURANCE - 0.2%
Torchmark Corporation (b)	2,040	89,658

IT CONSULTING & SERVICES - 0.1%
Affiliated Computer Services, Inc. (a) (b)	543	32,412
Sun Microsystems, Inc. (a) (b)	4,453	41,724
		74,136
MACHINERY - 1.6%
AGCO Corporation (a) (b)	13,016	420,937
Illinois Tool Works Inc. (b)	8,341	400,285
Joy Global, Inc. (b)	677	34,926
		856,148
MEDIA - 6.1%
CBS Corporation Class B (b)	655	9,203
Comcast Corporation (b)	147,999	2,495,263
DISH Network Corporation (a) (b)	22,137	459,786
The DIRECTV Group, Inc. (a)	2,522	83,226
The New York Times Company	20,965	259,127
		3,306,605
METALS & MINING - 0.8%
Cliffs Natural Resources Inc. (b)	9,096	419,235

OFFICE ELECTRONICS - 0.1%
Xerox Corporation (b)	4,132	34,957

OIL & GAS - 14.9%
Chevron Corporation (b)	41,305	3,180,072
ConocoPhillips	7,122	363,721
Exxon Mobil Corporation	2,009	136,994
Hess Corporation	35,613	2,154,586
Murphy Oil Corporation (b)	27,134	1,470,663
Whiting Petroleum Corporation (a) (b)	8,361	597,393
XTO Energy, Inc.	3,167	147,360
		8,050,789

PERSONAL PRODUCTS - 0.5%
The Estee Lauder Companies, Inc. (b)	5,440	263,078

PHARMACEUTICALS & BIOTECHNOLOGY - 13.4%
AmerisourceBergen Corporation (b)	79,429	2,070,714
Amgen Inc. (a)	38,709	2,189,768
Biogen Idec, Inc. (a) (b)	35,241	1,885,394
Johnson & Johnson	7,905	509,161
Pfizer Inc.	29,947	544,736
		7,199,773
REAL ESTATE - 1.9%
Chimera Investment Corporation (b)	246,582	956,738
HRPT Properties Trust (b)	6,829	44,184
		1,000,922
RETAILING - 0.5%
Barnes & Noble, Inc. (b)	2,540	48,438
Big Lots, Inc. (a) (b)	7,325	212,279
Black & Decker Corporation (b)	333	21,588
		282,305
ROAD & RAIL - 0.3%
Burlington Northern Santa Fe Corporation	1,446	142,604

SEMICONDUCTOR EQUIPMENT - 5.9%
Intel Corporation	45,549	929,200
Microchip Technology Incorporated (b)	1,561	45,363
Texas Instruments Inc. (b)	85,142	2,218,800
		3,193,363
SOFTWARE & SERVICES - 7.3%
eBay, Inc. (a) (b)	12,648	297,734
Microsoft Corporation (b)	118,233	3,604,924
		3,902,658
TOBACCO - 3.1%
Philip Morris International Inc. (a) (b)	34,272	1,651,568

UTILITIES - 0.9%
Energen Corporation (b)	9,766	457,049

WIRELESS TELECOMMUNICATIONS - 0.9%
NII Holdings, Inc. (a) (b)	15,151	508,770

TOTAL LONG POSITIONS - 128.8%		69,331,081
(Cost $60,573,837)

Short Positions - (29.8%)

AEROPSPACE & DEFENSE - (0.0%)
BE Aerospace, Inc. (a)	(890)	(20,915)

AUTOMOBILES & COMPONENTS - (0.1%)
The Goodyear Tire & Rubber Company (a)	(1,963)	(27,678)

BANKS - (0.3%)
Synovus Financial Corp.	(20,021)	(41,043)
TFS Financial Corporation	(10,187)	(123,670)
		(164,713)
BIOTECHNOLOGY - (4.4%)
Dendreon Corporation (a)	(26,345)	(692,347)
United Therapeutics Corporation (a)	(7,560)	(398,034)
Vertex Pharmaceuticals Incorporated (a)	(29,750)	(1,274,787)
		(2,365,168)
COMMERCIAL SERVICES AND SUPPLIES - (0.8%)
Global Payments, Inc.	(2,781)	(149,785)
The Brink's Company	(8,280)	(270,259)
		(420,044)
COMMUNICATIONS EQUIPMENT - (1.1%)
Ciena Corporation (a)	(54,026)	(585,642)

COMPUTERS &PERIPHERALS - (0.2%)
SanDisk Corporation (a)	(3,329)	(96,508)

DIVERSIFIED FINANCIAL SERVICES - (3.5%)
First Horizon National Corporation	(24,356)	(326,374)
GLG Partners Inc. (a)	(38,369)	(123,548)
Interactive Brokers Group, Inc. (a)	(7,369)	(130,579)
Jefferies Group, Inc.	(2,194)	(52,064)

Lazard, Ltd	(8,983)	(341,084)
Legg Mason, Inc.	(830)	(25,033)
SLM Corporation	(66,833)	(753,208)
The Student Loan Corporation	(2,397)	(111,628)
		(1,863,518)
GAS UTILITES - (0.2%)
Petrohawk Energy Corporation (a)	(3,959)	(94,976)

HEALTH CARE EQUIPMENT & SERVICES - (2.3%)
Hologic, Inc. (a)	(83,351)	(1,208,589)
WebMD Health Corp. (a)	(163)	(6,274)
		(1,214,863)
INSURANCE - (1.0%)
Aon Corporation	(795)	(30,481)
Brown & Brown, Inc.	(509)	(9,147)
Genworth Financial, Inc.	(20,338)	(230,836)
Hartford Financial Services Group, Inc.	(12,309)	(286,307)
		(556,771)
IT CONSULTING & SERVICES - (0.1%)
MasterCard Incorporated	(294)	(75,258)

MACHINERY - (0.1%)
PACCAR Inc	(1,606)	(58,250)

MEDIA - (2.3%)
Central European Media Enterprises Ltd. (a)	(2,689)	(63,487)
Clear Channel Outdoor Holdings, Inc. (a)	(22,829)	(237,193)
Liberty Media Capital (a)	(36,810)	(879,023)
The DIRECTV Group, Inc. (a)	(2,522)	(83,226)
		(1,262,929)
OIL & GAS - (3.9%)
El Paso Corporation	(81,405)	(800,211)
EXCO Resources, Inc. (a)	(9,300)	(197,439)
Exterran Holdings, Inc. (a)	(9,271)	(198,863)
Plains Exploration & Production Company (a)	(9,392)	(259,783)
Range Resources Corporation	(10,387)	(517,792)

Forest Oil Corporation (a)	(5,197)	(115,633)
		(2,089,721)
PHARMACEUTICALS & BIOTECHNOLOGY - (3.3%)
Abraxis BioScience, Inc. (a)	(4,281)	(173,595)
King Pharmaceuticals, Inc. (a)	(131,160)	(1,609,333)
		(1,782,928)
REAL ESTATE - (1.0%)
ProLogis	(40,069)	(548,545)

SEMICONDUCTOR EQUIPMENT - (2.6%)
Cypress Semiconductor Corporation (a)	(75,994)	(802,497)
Rambus Inc. (a)	(24,116)	(588,430)
		(1,390,927)
SOFTWARE & SERVICES - (2.6%)
Cadence Design Systems, Inc. (a)	(90,016)	(539,196)
Nuance Communications, Inc. (a)	(57,143)	(888,002)
		(1,427,198)

TOTAL SHORT POSITIONS (29.8%)		(16,046,552)
(Proceeds $14,085,526)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 99.0%		$53,284,529
(Cost $46,488,311)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 15.7%
	Par Value	Value
Registered Money Market - 15.7%
State Street Navigator Securities Lending Prime Portfolio	8,744,659	8,744,659
(Cost $8,744,659)

TOTAL INVESTMENTS 114.7%		$62,029,188
(Cost $55,232,970)
OTHER ASSETS & LIABILITIES (NET) - (14.7%)		(8,182,724)
NET ASSETS - 100%		$53,846,464

(a) Non-Income producing security
(b) All or a portion of this securty was out on loan.

Short security positions may be held with cash collateral for securities loand.

The percentage of each investment category is calculated as a percentage of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Long/Short Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2009 in valuing the Long/Short Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$69,331,081	$ (16,046,552)	$ --
Level 2	8,744,659	--	--
Level 3	--	--	--
Total	$78,075,740	$ (16,046,552)	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 06/30/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

Common Stock - 88.2%
	Shares	Value
BRAZIL - 12.4%
Banco Bradesco SA (c)	151,103	$$3,304,623
Banco do Brasil SA	170,764	2,908,914
Brasil Telecom Participacoes SA	61,310	967,386
Cielo SA	105,443	927,729
Companhia de Bebidas das Americas (c)	32,379	3,273,193
Empresa Brasileira de Aeronautica SA (a)	49,971	272,569
Energias do Brasil SA (a)	22,409	431,214
Equatorial Energia SA (a)	37,087	385,016
Gerdau SA (a)(c)	111,629	1,901,042
Light SA	106,195	1,582,418
M. Dias Branco SA (a)	4,099	98,743
Obrascon Huarte Lain Brasil SA	14,640	285,495
Petroleo Brasileiro SA	255,851	6,111,955
Petroleo Brasileiro SA (c)	169,096	7,167,979
Redecard SA (a)	39,209	652,171
Sabesp Cia Saneame	75,957	1,497,793
Souza Cruz SA	50,478	1,672,274
Sul America SA (a)	42,324	1,262,073
Tele Norte Leste Participacoes SA (a)(c)	88,106	1,887,231
Vivo Participacoes SA (a)(c)	15,831	490,761
		37,080,579
CHILE - 1.3%
Banco Santander Chile (c)	27,332	1,770,567
Enersis SA (c)	87,519	2,000,684
		3,771,251
CHINA - 17.6%
Bank of China Ltd.	8,821,678	4,778,376
Central China Real Estate Ltd. (a)	2,040,000	584,067
China Construction Bank (a)	6,989,566	6,012,511
China Foods Ltd.	392,000	351,359
China Mobile Limited	239,224	2,247,575
China Molybdenum Co., Ltd. (a)	1,778,330	1,431,122
China Petroleum & Chemical Corporation	589,340	525,959
China Pharmaceutical Group Limited	2,669,768	1,483,989
China Telecom Corporation Limited	1,267,897	529,796
China Unicom (Hong Kong) Ltd. (a)	550,000	729,181
CNOOC Limited	3,188,002	5,007,785
CNPC Hong Kong Limited	1,872,100	2,496,487
Digital China Holdings Limited	89,649	120,243

Dongfeng Motor Group Company Limited	2,212,345	3,189,881
Fufeng Group Limited (a)	288,000	206,884
Geely Automobile Holdings Limited (a)(b)	1,444,795	795,635
Golden Eagle Retail Group Ltd. (a)	202,769	413,702
Great Eagle Holdings Limited	82,000	213,622
GZI Real Estate Investment Trust	661,000	250,627
Hopewell Holdings Limited (a)	306,006	990,566
Industrial & Commercial Bank of China Ltd. (a)	753,896	626,148
Renhe Commercial Holdings	8,116,000	1,842,190
Shanghai Industrial Holdings Limited	110,000	563,910
Shenzhou International Group	439,276	577,853
Sino Biopharmaceutical Limited	918,036	293,624
Sinolink Worldwide Holdings Limited	6,590,000	1,274,842
Sinotrans Shipping Limited	2,849,500	1,333,998
Skyworth Digital Holdings Limited	3,418,000	3,508,851
Tencent Holdings Limited	128,169	2,788,546
TPV Technology Limited (a)	496,000	305,766
Weichai Power Company Ltd. (a)	55,000	445,099
Yanzhou Coal Mining Company Limited	1,595,971	3,536,128
Zhejiang Expressway Co., Ltd.	1,733,358	1,607,300
Zijin Mining Group Co., Ltd. (a)	1,702,285	1,628,981
		52,692,603
CZECH REPUBLIC - 0.7%
Komercni Banka AS	10,497	2,242,860
HUNGARY - 0.7%
Egis Gyogyszergyar Nyrt.	4,136	412,266
Magyar Telekom Telecommunications PLC	402,066	1,559,611
		1,971,877
INDONESIA - 2.8%
PT Aneka Tambang Tbk (a)	6,325,500	1,481,224
PT Astra International Tbk	537,747	1,986,144
PT Bank Mandiri	4,036,054	2,019,101
PT Bank Rakyat Indonesia	2,006,148	1,633,532
PT Semen Gresik	1,395,000	1,121,048
		8,241,049
ISRAEL - 1.5%
Bezeq Israel Telecom Ltd. (a)	438,565	1,108,331
Check Point Software Technologies Ltd. (a)	9,978	338,055
Israel Discount Bank Ltd. (a)	127,370	302,462
Partner Communications Company Ltd.	70,430	1,425,325
Teva Pharmaceutical Industries Ltd.	26,112	1,470,264
		4,644,437
MALAYSIA - 2.4%
AMMB Holdings Berhad (a)	147,200	214,953
Hong Leong Bank Berhad	323,400	767,886
Hong Leong Financial Group Berhad	131,300	286,068
KLCC Property Holdings Berhad	137,400	138,042
Lafarge Malayan Cement Berhad	227,600	415,450

Public Bank Berhad	510,694	1,685,410
RHB Capital Berhad	349,100	540,371
Telekom Malaysia Berhad	1,541,900	1,377,983
Tenaga Nasional Berhad	700,972	1,719,674
Top Glove Berhad (a)	62,800	184,512
		7,330,349
MEXICO - 4.3%
America Movil SAB de C.V., Series L	496,761	1,170,277
Banco Compartamos SA de CV (a)(b)	171,459	886,352
Embotelladoras Arca SAB de C.V.	80,953	269,610
Fomento Economico Mexicano SAB (c)	24,660	1,180,721
Gruma SAB de C.V. (a)	252,098	443,926
Grupo Bimbo, SA de C.V. (a)	170,062	1,109,329
Grupo Carso SAB de C.V., Series A	361,558	1,107,265
Grupo Continental SAB de C.V. (a)	47,366	119,963
Grupo Mexico SAB de C.V., Series B	1,044,747	2,388,441
Grupo Simec SA de C.V., Series B (a)	125,719	349,302
Grupo Televisa SA (c)	99,192	2,059,226
Industrias CH SAB de C.V. Series B (a)	88,986	313,055
Telefonos de Mexico SA (c)	84,347	1,398,473
		12,795,940
PHILIPPINES - 0.7%
Philippine Long Distance Telephone Company (c)	22,915	1,298,593
Robinsons Land Corporation (a)	711,700	200,132
SM Investments Corporation (a)	86,470	607,890
		2,106,615
POLAND - 0.8%
Asseco Poland SA (a)	4,124	90,622
KGHM Polska Miedz SA	61,326	2,269,193
		2,359,815
RUSSIA - 7.0%
Evraz Group SA (a)(d)	64,577	1,824,300
Gazprom (a)(c)	307,902	7,851,501
LUKOIL (c)	87,008	4,985,558
Mobile TeleSystems (a)(c)	27,095	1,324,675
Novolipetsk Steel (a)(d)	29,269	898,558
Severstal (a)(d)	287,096	2,727,412
Surgutneftegaz (a)(c)	157,242	1,399,454
		21,011,458
SINGAPORE - 0.7%
Yangzijiang Shipbuilding Holdings Limited (a)(b)	2,334,000	2,011,854
SOUTH AFRICA - 5.7%
Absa Group Limited	172,707	3,006,652
ArcelorMittal South Africa Limited	159,967	2,232,224
Barloworld Limited (a)	238,634	1,458,072
Bidvest Group Limited	99,271	1,734,931
Emira Property Fund (a)	31,776	49,507
Foschini Limited (a)	38,594	316,281

Fountainhead Property Trust Management Limited	201,541	172,018
Group Five Limited	49,946	260,514
Imperial Holdings Limited	24,227	289,986
Investec Limited	226,216	1,631,973
Kumba Iron Ore Limited	4,560	188,423
Metropolitan Holdings Limited	802,230	1,458,551
Remgro Limited	45,732	552,656
Sanlam Limited (a)	626,653	1,931,429
Santam Limited	28,915	425,033
Woolworths Holdings Limited	598,753	1,447,958
		17,156,208
SOUTH KOREA - 12.5%
Busan Bank	161,991	1,940,595
Cheil Worldwide Inc. (a)	4,008	1,084,197
Daegu Bank (a)	119,537	1,765,634
Daishin Securities Company (a)	104,760	1,412,423
Dongbu Insurance Co., Ltd.	16,960	471,890
GS Engineering & Construction Corp. (a)	18,469	1,720,850
Hanwha Chemical Corporation (a)	152,620	1,769,355
Hyosung Corporation (a)	26,539	1,941,753
Hyundai Department Store Co., Ltd. (a)	23,864	2,305,502
Kangwon Land Inc. (a)	111,120	1,574,512
KCC Corporation (a)	599	191,098
Korea Zinc Co., Ltd. (a)	18,256	3,198,200
KP Chemical Corp. (a)	144,324	949,374
LG Chem Ltd.	19,515	3,829,346
LG Corp.	45,982	2,866,779
LG Display Co., Ltd. (a)	77,320	2,606,162
LG Electronics, Inc.	17,355	1,810,801
Samsung Electronics Co., Ltd.	5,800	3,979,647
Samsung SDI Co., Ltd.	2,168	276,475
Woori Investment & Securities Co., Ltd. (a)	109,840	1,570,524
		37,265,117
TAIWAN - 12.1%
Advanced Semiconductor Engineering, Inc. (a)	1,106,000	997,596
AU Optronics Corporation	2,700,754	3,276,200
China Bills Finance Corporation	509,470	145,904
Compal Electronics, Inc.	1,818,460	2,521,454
CTCI Corporation	350,000	358,918
Eternal Chemical Co., Ltd. (a)	932,000	983,430
Hua Nan Financial Holdings Co., Ltd.	173	109
Lite-On Technology Corp.	1,309,405	1,967,075
Macronix International Co., Ltd.	1,733,136	991,602
MediaTek, Inc.	192,011	3,349,762
Quanta Computer, Inc.	1,563,707	3,402,658
Siliconware Precision Industries Company	1,285,996	1,742,940
Taiwan Cooperative Bank	703,383	442,020
Taiwan Semiconductor Manufacturing Co., Ltd.	3,322,500	6,700,054

TSRC Corporation	661,000	817,338
Tung Ho Steel Enterprise Corporation (a)	690,000	747,491
U-Ming Marine Transport Corporation	791,485	1,608,458
United Microelectronics Corporation (a)	5,001,212	2,689,412
Walsin Lihwa Corporation (a)	253,000	94,524
Wistron Corporation	980,943	1,904,535
WPG Holdings Co., Ltd.	727,529	1,266,949
		36,008,429
THAILAND - 2.9%
Bangkok Bank PCL (b)(e)	439,600	1,529,502
CP ALL PCL	911,372	677,925
Kasikornbank PCL (b)(e)	96,400	245,771
Krung Thai Bank PCL	8,266,910	2,442,384
PTT Exploration & Production PCL	110,326	486,440
Siam Cement PCL (e)	231,240	1,629,916
Siam Commercial Bank PCL	136,638	355,529
Thai Airways International PCL (a)	1,147,500	640,177
Thai Oil PCL (a)	447,712	574,076
		8,581,720
TURKEY - 2.1%
Akbank TAS (a)	50,173	317,094
Akcansa Cimento AS (a)	30,177	134,210
Albaraka Turk Katilim Bankasi AS (a)	80,540	119,039
Haci Omer Sabanci Holding AS (a)	36,619	140,819
Turkcell Iletisim Hizmetleri AS (a)	67,610	479,295
Turkiye Halk Bankasi AS (a)	292,168	2,325,229
Turkiye Is Bankasi	625,724	2,636,390
		6,152,076
TOTAL COMMON STOCK
(Cost $207,126,076)		263,424,237

Preferred Stock - 4.3%
BRAZIL - 4.3%
Banco Industrial e Comercial SA	36,799	256,443
Banco Panamericano SA	107,404	649,907
Banrisul SA	55,882	471,159
Brasil Telecom Participacoes SA	88,470	849,941
Braskem SA (a)	134,255	1,084,204
Companhia Paranaense de Energia-Copel	14,404	306,008
Eletropaulo Metropolitana SA	85,318	1,688,254
Itau Unibanco Holding SA	44,365	984,503
Metalurgica Gerdau SA (a)	95,233	1,907,391
Pao de Acucar SA	47,108	1,756,789
Telecomunicacoes de Sao Paulo SA	36,618	914,452
Vale SA (a)	74,744	1,809,118
TOTAL PREFERRED STOCK
(Cost $9,270,684)		12,678,169

Exchange Traded Funds - 7.5%
INDIA - 7.5%
iPath MSCI India Index ETN (a)	124,753	7,991,677
PowerShares India Portfolio	159,756	3,525,815
WisdomTree India Earnings Fund	496,023	10,947,228
TOTAL EXCHANGE TRADED FUNDS		22,464,720
(Cost $18,603,532)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)		298,567,126
(Cost $235,000,292)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.7%	Par Value	Value

Money Market - 1.7%
JP Morgan Prime Money Market Fund - Inst.	$4,967,334	$4,967,334
(Cost $4,967,334)

TOTAL INVESTMENTS - 101.7%		303,534,460
(Cost $239,967,626)
OTHER ASSETS & LIABILITIES (Net) - (1.7%)		(4,914,843)
NET ASSETS - 100%		$298,619,617

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) NVDR - Non Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Net Assets)
Financials		22.2%
Information Technology		14.4%
Materials		14.1%
Energy		13.5%
Exchange Traded Funds		7.5%
Consumer Discretionary		7.1%
Telecommunication Services		6.6%
Industrials		6.4%
Consumer Staples		3.7%
Utilities		3.2%
Healthcare		1.3%
Cash and other assets and liabilities (Net)		0.0%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Emerging Markets Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2009 in valuing the Emerging Markets Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$298,567,126	$ --	$ (1,388)
Level 2	27,075,090	--	--
Level 3	--	--	--
Total	$325,642,216	$ --	$ (1,388)

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 06/30/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

Common Stock - 100.0%
	Shares	Value
AUSTRALIA - 2.9%
BHP Billiton Ltd.	315,050	$12,195,214

AUSTRIA - 2.4%
Andritz AG	170,160	9,883,125

BELGIUM - 3.5%
KBC Groep N.V. (a)	219,385	9,551,919
Solvay S.A.	45,180	4,892,694
		14,444,613
CANADA - 2.2%
Methanex Corporation	472,307	9,243,786

FINLAND - 9.2%
Cargotec Corp., Class B	386,850	10,707,603
Kone Corporation OYJ-B	306,200	13,149,656
Konecranes OYJ	148,280	4,055,350
Yit OYJ	516,067	10,689,104
		38,601,713
FRANCE - 6.2%
Christian Dior S.A.	94,773	9,748,425
Imerys S.A.	84,552	5,092,085
Technip S.A.	157,200	11,131,325
		25,971,835
GERMANY - 11.4%
BASF SE	149,600	9,319,416
Demag Cranes AG	128,000	4,278,642
Hannover Rueckvers	181,700	8,519,279
Muenchener Ruckvers AG	41,100	6,402,047
Symrise AG	494,700	10,622,362
Tognum AG	507,500	8,438,426
		47,580,172

INDIA - 3.1%
Infosys Technologies Ltd (b)	48,800	2,697,176
State Bank of India (b)	105,000	10,395,000
		13,092,176
IRELAND - 7.0%
CRH PLC	326,751	8,923,104
Greencore Group PLC	4,543,458	9,052,370
Smurfit Kappa PLC (a)	1,288,967	11,455,153
		29,430,627
ITALY - 2.9%
Trevi Finanziaria SpA	776,466	12,276,239

JAPAN - 14.1%
Asahi Breweries Ltd.	460,500	8,468,965
Culture Convenience Club Co., Ltd.	429,900	2,059,678
Iino Kaiun Kaisha, Ltd.	1,076,000	4,554,130
Kansai Electric Power Company Inc.	389,700	8,791,170
KDDI Corporation	1,204	6,376,324
Meiji Dairies Corporation	186,300	7,024,525
Nippon Yusen Kabushiki Kaisha	2,061,000	6,309,861
Showa Denko K.K.	3,379,000	6,715,168
Tokyo Electric Power Company Inc.	343,300	8,611,081
		58,910,902
NORWAY - 3.6%
Camillo Eitzen & Co. ASA	588,679	1,310,637
DnB NOR ASA	1,088,542	11,788,890
Eitzen Chemical ASA	5,824,000	1,849,495
		14,949,022
SOUTH AFRICA - 2.6%
Metorex Ltd.	4,759,918	3,101,806
Sasol Ltd.	190,535	7,692,386
		10,794,192
SOUTH KOREA - 4.5%
Samsung Electronics Company Ltd.	16,285	11,173,890
SK Telecom Company Ltd.	51,793	7,538,945

		18,712,835
SWEDEN - 9.2%
Autoliv Inc.	237,234	10,286,466
Duni AB	1,179,500	9,643,711
Investor AB	502,056	9,325,401
Svenska Handelsbanken AB	328,500	9,375,220
		38,630,798
SWITZERLAND - 2.0%
Novartis AG	155,500	8,483,729

THAILAND - 2.1%
Thai Oil Plc	6,724,400	8,622,318

UNITED KINGDOM - 11.1%
Barratt Developments PLC (a)	5,648,556	11,321,252
Bellway PLC	780,770	10,323,138
Lloyds TSB Group PLC (a)	6,581,317	5,392,255
Persimmon PLC (a)	1,109,088	8,416,605
Taylor Wimpey PLC (a)	17,610,191	11,072,584
		46,525,834

TOTAL COMMON STOCK		418,349,130
(Cost $490,929,257)

TOTAL INVESTMENTS - 100.0%		418,349,130
(Cost $490,929,257)

OTHER ASSETS & LIABILITIES (NET) - 0.0%		(222,893)
NET ASSETS - 100%		$418,126,237

(a) Non-income producing security
(b) ADR - American Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials		20.9%
Materials		19.5%
Consumer Discretionary		17.4%

Financials	16.9%
Energy	6.6%
Consumer Staples	5.9%
Utilities	4.2%
Information Technology	3.3%
Telecommunication Services	3.3%
Health Care	2.0%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Foreign Value Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2009 in valuing the Foreign Value Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$409,726,812	$ --	$ 1,316
Level 2	8,622,319	--	--
Level 3	--	--	--
Total	$418,349,131	$ --	$ 1,316

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 06/30/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

Common Stock - 82.5%
	Shares	Value
AUSTRALIA - 1.5%
Austal Limited	812,600	$1,692,373

BELGIUM - 1.6%
Barco NV (a)	43,300	1,768,267

CAMBODIA - 1.6%
NagaCorp Ltd.	15,887,637	1,762,128

CHINA - 6.5%
Sichuan Expressway Company Limited	4,413,200	2,373,392
Sichuan Xinhua Winshare Chainstore Co., Ltd.	4,687,300	1,922,338
Sinopec Kantons Holdings Limited	4,500,400	1,381,363
VTech Holdings Limited	165,200	1,587,253
		7,264,346
FRANCE - 1.7%
Bonduelle SA	16,500	1,879,316

GERMANY - 1.6%
Demag Cranes AG	55,300	1,848,507

INDIA - 9.9%
KRBL Limited Derivative	612,300	2,816,580
LIC Housing Finance Ltd. Derivative	102,900	1,775,025
NIIT Technologies Derivative	637,400	2,460,364
South Indian Bank Derivative	631,600	2,027,436
Usha Martin Group Derivative	1,196,900	2,058,668
		11,138,073
IRELAND - 8.2%
Glanbia plc	459,100	1,901,834
Grafton Group plc	379,900	1,600,973
Greencore Group plc	911,797	1,816,688
IFG Group plc	1,556,935	2,068,990

United Drug	604,300	1,845,014
		9,233,499
ITALY - 2.8%
De'Longhi SpA	433,100	1,963,297
Trevi Finanziaria SpA	73,700	1,165,227
		3,128,524
JAPAN - 4.5%
Accordia Golf Co., Ltd.	1,953	2,087,480
Culture Convenience Club Co., Ltd.	282,600	1,353,954
Iino Kaiun Kaisha, Ltd.	391,400	1,656,586
		5,098,020
NORWAY - 5.3%
ABG Sundal Collier Holding ASA	1,450,700	1,997,995
SpareBank 1 Nord-Norge	221,180	2,061,359
SpareBank 1 Midt-Norge	98,900	1,877,600
		5,936,954
RUSSIA - 1.7%
Bank Vozrozhdenie	48,500	1,888,105

SINGAPORE - 5.4%
Breadtalk Group Ltd.	3,838,000	1,831,850
China Fishery Group Limited	2,077,600	2,042,449
MobileOne	1,639,900	2,207,951
		6,082,250
SOUTH AFRICA - 3.0%
Clicks Group Limited	496,600	1,833,341
Metorex Limited (a)	2,324,900	1,515,024
		3,348,365
SWEDEN - 4.8%
Duni AB	203,300	1,662,201
Nolato AB	222,800	1,837,205
Transcom WorldWide S.A. (a)	353,500	1,926,834
		5,426,240
SWITZERLAND - 3.5%
Bobst Group SA (a)	53,100	1,922,798
Vetropack Holding AG	1,226	2,048,069

		3,970,867
UNITED KINGDOM - 18.9%
Alternative Networks plc	1,017,000	2,136,976
Character Group plc (a)	1,402,900	1,632,656
Clarkson plc	156,600	1,873,091
CSR plc (a)	185,300	1,225,294
Filtrona plc	680,900	2,080,082
Galliford Try	332,778	1,667,445
Halfords Group plc	253,553	1,636,452
Hampson Industries plc	1,708,489	1,864,023
Healthcare Locums plc	358,600	1,607,005
Keller Group plc	168,900	1,762,224
The Restaurant Group plc	613,400	1,854,047
Vitec Group plc	308,101	1,937,216
		21,276,511

TOTAL COMMON STOCK		92,742,345
(Cost $80,141,072)

Preferred Stock - 1.7%
GERMANY - 1.7%
Drägerwerk AG	43,700	1,872,297
(Cost $1,550,503)

Exchange Traded Funds - 3.4%
OTHER - 3.4%
iShares MSCI EAFE Small Cap Index Fund	52,600	1,883,606
SPDR S&P International Small Cap Fund	75,000	1,899,750
TOTAL EXCHANGE TRADED FUNDS		3,783,356
(Cost $3,783,356)

Short Term Investments - 12.4%	Par Value	Value
COMMERCIAL PAPER - 12.4%
State Street Global Advisors FDS, 0.01%, due 1/04/2010	$13,886,450	13,886,450
(Cost $13,886,450)

TOTAL INVESTMENTS - 100.0%		112,284,448
(Cost $99,361,381)

OTHER ASSETS & LIABILITIES (NET) - (0.0%)	133,883
NET ASSETS - 100%	$112,418,331

(a) Non-income producing security

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	20.8%
Consumer Discretionary	15.8%
Financials	12.2%
Consumer Staples	10.9%
Information Technology	9.6%
Materials	5.0%
Health Care	4.8%
Telecommunication Services	3.9%
Exchange Traded Funds	3.4%
Energy	1.2%
Cash and Other Assets	12.4%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Foreign Value Small Cap Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2009 in valuing the Foreign Value Small Cap Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$85,371,820	$ --	$ (2,340)
Level 2	15,774,555	--	11,138,073
Level 3	--	--	--
Total	$101,146,375	$ --	$ 11,135,733

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 06/30/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By:	/s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: February 16, 2010

By:	/s/ Leon Okurowski

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: February 16, 2010